Annual Total Returns[BarChart] - PROFUND VP GOVERNMENT MONEY MARKET - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.42%	0.77%	0.04%